CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net income (loss)	$ (22,120)	$ (107,488)	$ 64,481
Other comprehensive (loss) income, net of tax:
Foreign currency translation, net of nil income taxes	425	(4,868)	(5,770)
Net unrealized (loss) gain on available-for-sale investments	0	9	(9,671)
Transfer to statements of operations of realized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2018, 2019 and 2020, respectively	0	(9)	(7,364)
Other comprehensive (loss) income	425	(4,868)	(22,805)
Comprehensive income (loss)	(21,695)	(112,352)	41,676
Less: Comprehensive loss attributable to noncontrolling interest	(2,351)	(57,915)	(10,578)
Comprehensive income (loss) attributable to Renren Inc.	$ (19,344)	$ (54,437)	$ 52,254